Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified																			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Fair Value, Inputs, Level 1	Dec. 31, 2012 Fair Value, Inputs, Level 1	Dec. 31, 2013 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2013 Fair Value, Inputs, Level 2	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2013 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2013 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2013 Fair Value, Inputs, Level 3	Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2013 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing	Dec. 31, 2013 Investment Portfolio Investment	Dec. 31, 2012 Redeemable preferred stocks Fixed maturities Investment	Dec. 31, 2013 Nonredeemable preferred stocks Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2012 Nonredeemable preferred stocks Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2013 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing	Dec. 31, 2012 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment
Fair Value Measurements [Line Items]
Number of security transferred out of Level 1 into Level 2																			0	1
Transferred out of Level 1 into Level 2																				$ 25.0
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]			56.00%	57.00%			98.00%	98.00%	2.00%	2.00%
Number of securities																	0	0			1	1	0	1
Portfolio	$ 18,054.7	[1],[2]	$ 16,475.5	[1],[2]	$ 7,436.4	$ 6,723.0			$ 10,549.6	$ 9,637.8					$ 68.7	$ 114.7					$ 39.0	$ 31.9		$ 11.2

[1]	The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.